Trade Accounts and Notes Receivable, Other Accounts Receivable and Others - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [abstract]
Non-trade receivables, net	₩ 146,921	₩ 108,875
Accrued income	22,505	13,024
Other current accounts receivable, net	169,426	121,899
Long-term non-trade receivable		2,376
Other accounts receivable, net	₩ 169,426	₩ 124,275